Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Earnings Available to Common Shareholders
Net earnings									$ 15,546,000	$ 16,123,000	$ 15,133,000
Effect of dilutive securities: Restricted stock units									0	0	0
Diluted earnings per common share									$ 15,546,000	$ 16,123,000	$ 15,133,000
Common Shares
Basic earnings per common share (in shares)									5,424,890	5,480,123	5,576,099
Effect of dilutive securities: Restricted stock units (in shares)									18,971	15,467	13,935
Shares held in deferred comp plan									166,353	165,599	158,831
Diluted earnings per common share (in shares)									5,610,214	5,661,189	5,748,865
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 0.64	$ 0.77	$ 0.88	$ 0.58	$ 0.76	$ 0.96	$ 0.59	$ 0.63	$ 2.87	$ 2.94	$ 2.71
Diluted earnings per common share (in dollars per share)	$ 0.62	$ 0.74	$ 0.85	$ 0.56	$ 0.74	$ 0.93	$ 0.57	$ 0.61	$ 2.77	$ 2.85	$ 2.63